Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Revenue	$ 3,205,872	$ 3,127,394	$ 2,977,885
Operating Costs and Expenses:
Cost of services rendered and products sold	1,813,706	1,777,304	1,691,251
Selling and administrative expenses	880,492	895,950	830,747
Amortization expense	91,352	136,000	158,771
Trade name impairment	36,700		26,600
Restructuring charges	8,162	11,448	26,682
Total operating costs and expenses	2,830,412	2,820,702	2,734,051
Operating Income	375,460	306,692	243,834
Non-operating Expense (Income)
Interest expense	273,123	286,933	299,333
Interest and net investment income	(10,886)	(9,358)	(7,079)
Loss (gain) on extinguishment of debt	774		(46,106)
Other expense	700	733	748
Income (Loss) from Continuing Operations before Income Taxes	111,749	28,384	(3,062)
Provision (benefit) for income taxes	43,912	10,945	(9,204)
Income from Continuing Operations	67,837	17,439	6,142
(Loss) income from discontinued operations, net of income taxes	(27,016)	(31,998)	7,353
Net Income (Loss)	$ 40,821	$ (14,559)	$ 13,495